CURRENT RECEIVABLES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Current Receivables, Other Current Assets, And Deposits in FCA Group Cash Management Pools [Abstract]
Disclosure of current receivables, other current assets and deposits in FCA Group cash management pools

	At December 31,
	2018	2017
	(€ thousand)
Trade receivables	211,399	239,410
Receivables from financing activities	878,496	732,947
Current tax receivables	128,234	6,125
Other current assets	64,295	45,441
Total	1,282,424	1,023,923

Disclosure of trade receivables by nature
The following table sets forth a breakdown of trade receivables by nature:

	At December 31,
	2018	2017
	(€ thousand)
Trade receivables due from:
Dealers	64,739	48,166
FCA Group companies	47,882	75,245
Sponsorship and commercial activities	43,500	30,058
Brand activities	26,247	33,283
Other	29,031	52,658
Total	211,399	239,410

Disclosure of trade receivables by currency
The following table sets forth a breakdown of trade receivables by currency:

	At December 31,
	2018	2017
	(€ thousand)
Trade receivables denominated in:
Euro	128,396	172,492
U.S. Dollar	68,410	53,618
Pound Sterling	3,440	2,915
Chinese Yuan	1,777	2,947
Japanese Yen	1,571	3,151
Other	7,805	4,287
Total	211,399	239,410

Disclosure of changes in allowance for doubtful accounts
Changes in the allowance for doubtful accounts of trade receivables during the year were as follows:

	2018	2017
	(€ thousand)
At January 1,	21,993	19,174
Provision	2,737	3,231
Use and other changes	(384)	(412)
At December 31,	24,346	21,993

Disclosure of receivables from financing activities
Receivables from financing activities are as follows:

	At December 31,
	2018	2017
	(€ thousand)
Client financing	851,209	704,014
Dealer financing	27,287	28,933
Total receivables from financing activities	878,496	732,947

Disclosure of changes in allowance for doubtful accounts from financing activities
Changes in the allowance for doubtful accounts of receivables from financing activities during the year are as follows:

	2018	2017
	(€ thousand)
At January 1,	6,948	11,556
Provision	2,687	3,530
Use and other changes	(3,178)	(8,138)
At December 31,	6,457	6,948

Disclosure of other current assets
Other current assets are as follows:

	At December 31,
	2018	2017
	(€ thousand)
Prepayments	35,758	27,980
Italian and foreign VAT credits	20,466	11,988
Due from personnel	803	959
Security deposits	806	1,014
Other receivables	6,462	3,500
Total other current assets	64,295	45,441

Disclosure of current receivables and other current assets by due date
The analysis of current receivables and other current assets by due date (excluding prepayments) is as follows:

	At December 31, 2018
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	174,627	—	—	36,772	211,399
Receivables from financing activities	172,049	600,615	52,032	53,800	878,496
Client financing	144,762	600,615	52,032	53,800	851,209
Dealer financing	27,287	—	—	—	27,287
Current tax receivables	127,573	661	—	—	128,234
Other current receivables	28,036	494	7	—	28,537
Total	502,285	601,770	52,039	90,572	1,246,666

	At December 31, 2017
	Due within one year	Due between one and five years	Due beyond five years	Overdue	Total
	(€ thousand)
Trade receivables	207,074	—	—	32,336	239,410
Receivables from financing activities	144,621	529,489	46,894	11,943	732,947
Client financing	134,972	513,079	44,020	11,943	704,014
Dealer financing	9,649	16,410	2,874	—	28,933
Current tax receivables	5,667	458	—	—	6,125
Other current receivables	16,767	682	7	5	17,461
Total	374,129	530,629	46,901	44,284	995,943